Corporate and Group Information	6 Months Ended
Jun. 30, 2025
Corporate and Group Information [Abstract]
Corporate and group information
1.	Corporate and group information

Gorilla Technology Group Inc. (the “Company”) was incorporated in the Cayman Islands in May 2001. The Company and its subsidiaries (collectively referred herein as the “Group”) is a global solution provider in Security Intelligence, Network Intelligence, Business Intelligence and IoT technology.

On July 14, 2022, the Company’s shares and warrants commenced trading on The Nasdaq Capital Markets under the ticker symbols “GRRR” and “GRRRW”, respectively.